Schedule of Revenue by Geographic Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total	$ 41,003	$ 77,443
Americas [Member]
Disaggregation of Revenue [Line Items]
Total	39,908	67,883
Europe [Member]
Disaggregation of Revenue [Line Items]
Total	839	9,219
Other Locations [Member]
Disaggregation of Revenue [Line Items]
Total	$ 256	$ 341